STOCK OPTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-based compensation expense	$ 46,539	$ 124,927	$ 461,856	$ 626,668
Unamortized cost of outstanding stock-based awards	$ 0		$ 74,000
Outstanding stock options	5,997,544		5,997,544	6,546,710	3,456,710
Stock warrants, intrinsic value	$ 0		$ 0